UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.9%
	CONSUMER DISCRETIONARY – 8.4%
299,000	Deckers Outdoor Corp.*	$22,197,760
659,926	LKQ Corp.*	16,217,681
605,695	Monro Muffler Brake, Inc.	38,304,152
1,290,300	Texas Roadhouse, Inc.	48,566,892
580,100	Vitamin Shoppe, Inc.*	24,596,240
1,563,880	Wolverine World Wide, Inc.	47,792,173
		197,674,898
	CONSUMER STAPLES – 2.4%
685,100	United Natural Foods, Inc.*	56,890,704

	ENERGY – 2.8%
437,699	Gulfport Energy Corp.*	20,050,991
341,386	PDC Energy, Inc.*	17,642,829
1,425,000	Penn Virginia Corp.*	9,462,000
1,350,200	Sanchez Energy Corp.*	18,092,680
		65,248,500
	FINANCIALS – 6.8%
1,336,858	BankUnited, Inc.	43,327,568
1,074,697	PRA Group, Inc.*	53,831,573
725,280	Stifel Financial Corp.*	39,723,585
233,304	WEX, Inc.*	24,961,195
		161,843,921
	HEALTH CARE – 26.0%
825,625	Acadia Healthcare Co., Inc.*	52,204,269
412,199	Acceleron Pharma, Inc.*	16,747,645
2,626,340	Akorn, Inc.*	141,323,355
527,000	Align Technology, Inc.*	30,223,450
1,370,000	BioDelivery Sciences International, Inc.*	20,543,150
405,024	Chimerix, Inc.*	16,395,372
1,059,971	Depomed, Inc.*	23,266,363
1,732,639	Globus Medical, Inc. - Class A*	42,068,475
2,094,900	Keryx Biopharmaceuticals, Inc.*	25,473,984
158,000	Ligand Pharmaceuticals, Inc.*	8,701,060
768,459	Mallinckrodt PLC*1	89,694,535
1,567,409	Omnicell, Inc.*	54,937,685
406,700	Sirona Dental Systems, Inc.*	36,936,494
1,584,076	Spectranetics Corp.*	53,557,610
		612,073,447
	INDUSTRIALS – 18.3%
957,732	A.O. Smith Corp.	60,365,848
938,800	Actuant Corp. - Class A	23,883,072
812,930	Altra Industrial Motion Corp.	22,192,989
1,118,500	Beacon Roofing Supply, Inc.*	33,577,370
401,738	CLARCOR, Inc.	26,438,378

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,817,593	KEYW Holding Corp.*	$15,867,587
742,812	Middleby Corp.*	79,191,187
127,000	Power Solutions International, Inc.*	7,179,310
1,167,500	Roadrunner Transportation Systems, Inc.*	29,969,725
515,600	TriMas Corp.*	15,447,376
384,611	WageWorks, Inc.*	22,095,902
778,495	Waste Connections, Inc.	36,565,910
493,600	Watsco, Inc.	57,869,664
		430,644,318
	TECHNOLOGY – 30.2%
224,321	ANSYS, Inc.*	19,284,876
947,012	CalAmp Corp.*	18,135,280
1,332,667	Cardtronics, Inc.*	48,762,285
1,917,751	Dice Holdings, Inc.*	16,799,499
552,340	Ellie Mae, Inc.*	29,191,169
1,337,305	EPAM Systems, Inc.*	82,484,972
1,225,000	FireEye, Inc.*	54,230,750
1,664,578	Fortinet, Inc.*	55,946,467
493,144	Hortonworks, Inc.*	11,357,106
1,092,970	InvenSense, Inc.*	18,219,810
627,600	MAXIMUS, Inc.	37,172,748
926,887	Nimble Storage, Inc.*	23,413,166
860,826	Proofpoint, Inc.*	48,757,185
759,441	Qlik Technologies, Inc.*	24,636,266
1,441,265	Rambus, Inc.*	17,295,180
2,297,147	Seachange International, Inc.*2	17,343,460
804,000	Silicon Laboratories, Inc.*	40,714,560
1,026,600	Solera Holdings, Inc.	57,222,684
1,161,097	Synchronoss Technologies, Inc.*	51,390,153
979,075	Virtusa Corp.*	38,536,392
		710,894,008
	TOTAL COMMON STOCKS (Cost $1,456,571,089)	2,235,269,796

	SHORT-TERM INVESTMENTS – 6.2%
146,038,855	Fidelity Institutional Government Portfolio, 0.01%[3]	146,038,855

	TOTAL SHORT-TERM INVESTMENTS (Cost $146,038,855)	146,038,855

	TOTAL INVESTMENTS – 101.1% (Cost $1,602,609,944)	2,381,308,651
	Liabilities in Excess of Other Assets – (1.1)%	(25,170,338)

	TOTAL NET ASSETS – 100.0%	$2,356,138,313

PLC – Public Limited Company

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	CONSUMER DISCRETIONARY – 17.6%
2,796	Amazon.com, Inc.*	$1,062,927
19,310	Home Depot, Inc.	2,215,822
45,987	LKQ Corp.*	1,130,131
19,990	Marriott International, Inc. - Class A	1,661,169
18,560	Michael Kors Holdings Ltd.*1	1,251,130
8,050	O'Reilly Automotive, Inc.*	1,675,446
1,090	Priceline Group, Inc.*	1,348,853
10,030	Starbucks Corp.	937,655
28,315	TJX Cos., Inc.	1,943,542
15,830	VF Corp.	1,213,528
		14,440,203
	CONSUMER STAPLES – 10.1%
19,310	Church & Dwight Co., Inc.	1,644,053
23,403	CVS Health Corp.	2,430,870
13,645	Mead Johnson Nutrition Co.	1,429,450
26,200	Mondelez International, Inc. - Class A	967,697
17,670	PepsiCo, Inc.	1,748,977
		8,221,047
	ENERGY – 3.9%
14,805	EOG Resources, Inc.	1,328,304
24,085	Kinder Morgan, Inc.	987,726
10,780	Schlumberger Ltd.[1]	907,245
		3,223,275
	FINANCIALS – 8.7%
7,435	Affiliated Managers Group, Inc.*	1,609,083
6,140	Goldman Sachs Group, Inc.	1,165,311
6,825	Intercontinental Exchange, Inc.	1,606,332
10,030	Visa, Inc. - Class A	2,721,239
		7,101,965
	HEALTH CARE – 19.2%
4,570	Alexion Pharmaceuticals, Inc.*	824,291
23,130	Cardinal Health, Inc.	2,035,209
28,590	Celgene Corp.*	3,474,543
30,020	Cerner Corp.*	2,163,241
19,580	Gilead Sciences, Inc.*	2,027,117
12,145	Hospira, Inc.*	1,063,173
13,030	Isis Pharmaceuticals, Inc.*	893,337
21,085	Mallinckrodt PLC* 1	2,461,041
5,050	Perrigo Co. PLC[1]	780,074
		15,722,026
	INDUSTRIALS – 8.1%
35,822	AMETEK, Inc.	1,903,581
14,535	Danaher Corp.	1,268,615
17,262	Illinois Tool Works, Inc.	1,706,521

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
14,600	United Technologies Corp.	$1,779,886
		6,658,603
	MATERIALS – 2.1%
14,940	Ecolab, Inc.	1,726,168

	TECHNOLOGY – 26.0%
45,575	Apple, Inc.	5,854,564
19,720	Check Point Software Technologies Ltd.*1	1,646,423
23,060	Citrix Systems, Inc.*	1,468,345
15,830	Cognizant Technology Solutions Corp. - Class A*	989,138
33,840	EMC Corp.	979,330
21,220	Gartner, Inc.*	1,763,594
4,300	Google, Inc. - Class A*	2,419,309
885	Google, Inc. - Class C*	494,184
57,450	Intel Corp.	1,910,212
41,140	Microsoft Corp.	1,803,989
27,290	QUALCOMM, Inc.	1,978,798
		21,307,886
	TOTAL COMMON STOCKS (Cost $45,757,498)	78,401,173

	SHORT-TERM INVESTMENTS – 4.4%
3,595,977	Fidelity Institutional Government Portfolio, 0.01%[2]	3,595,977

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,595,977)	3,595,977

	TOTAL INVESTMENTS – 100.1% (Cost $49,353,475)	81,997,150
	Liabilities in Excess of Other Assets – (0.1)%	(106,985)

	TOTAL NET ASSETS – 100.0%	$81,890,165

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”) and Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Small Cap Growth Fund and Large Cap Growth Fund each incurred offering costs of approximately $21,700, which are being amortized over a one-year period from October 17, 2014 (Plan of Reorganization).

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	Large Cap Growth Fund
Cost of investments	$1,603,145,316	$49,455,958

Gross unrealized appreciation	$856,309,028	$33,363,330
Gross unrealized depreciation	(78,145,693)	(822,138)
Net unrealized appreciation on investments	$778,163,335	$32,541,192

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,235,269,796	$-	$-	$2,235,269,796
Short-Term Investments	146,038,855	-	-	146,038,855
Total	$2,381,308,651	$-	$-	$2,381,308,651

Large Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$78,401,173	$-	$-	$78,401,173
Short-Term Investments	3,595,977	-	-	3,595,977
Total	$81,997,150	$-	$-	$81,997,150

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/28/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/28/15

* Print the name and title of each signing officer under his or her signature.